Income tax (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets:
Non-capital loss carryforward	$ 9,140	$ 9,608
Resource expenditures	2,507	2,763
Equipment	239	193
Share issue and legal costs	22	31
Other	11,355	1,113
Deferred tax assets	23,263	13,708
Unrecognized tax assets	(23,263)	(13,680)
Net deferred income tax assets	0	28
Deferred income tax liabilities:
Foreign exchange on loan	0	(28)
Net deferred income tax liabilities	0	(28)
Net deferred income tax	$ 0	$ 0